EQUITY - Board of directors approved (Details)	Jul. 06, 2019 $ / shares shares	May 13, 2019 $ / shares shares	Dec. 04, 2018 $ / shares shares	Dec. 31, 2020 $ / shares shares	Jul. 06, 2020 shares	Dec. 31, 2019 $ / shares shares	Jul. 05, 2019 $ / shares shares
EQUITY
Authorized share capital	100,000,000		5,000,000	100,000,000		100,000,000	5,000,000
Par value per share | $ / shares	$ 0.0005	$ 0.01	$ 0.01	$ 0.0005		$ 0.0005	$ 0.01
Stock split	20
Already issued shares	2,040			20,400,000	20,400,000	20,400,000	102
Number of shares issued during period	20,397,960	2	100
Ordinary shares, shares issued	2,040			20,400,000	20,400,000	20,400,000	102
Ordinary shares, shares outstanding				20,400,000	20,400,000	20,400,000